Dow 2x Strategy Fund Average Annual Total Returns - Class H [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.99%	10.55%	11.57%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	20.56%	11.27%	15.55%
Class H | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.03%	10.39%	14.37%
Class H | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.23%	8.55%	12.46%